Other long-term liabilities	12 Months Ended
Dec. 31, 2024
Non-current liabilities [abstract]
Other long-term liabilities
21. Other long – Term liabilities

	Provision for litigations	Provision for return condition	Dismantling provision	Other long-term liabilities	Total
Balance at January 1, 2024	$10,134	$191,591	$27,122	$9,858	$238,705
Increases	313	—	—	2,344	2,657
Used	(298)	—	—	(4,560)	(4,858)
Remeasurement	—	(1,679)	(2,452)	—	(4,131)
Effect of movements in exchange rates	(2,024)	—	—	—	(2,024)
Unused amounts reversed	(428)	(21,946)	(4,196)	—	(26,570)
Unwinding of discount and changes in the discount rate	—	16,440	1,695	—	18,135
Balance at December 31, 2024	$7,697	$184,406	$22,169	$7,642	$221,914

Current	—	—	—	4,288	4,288
Non-current	7,697	184,406	22,169	3,354	217,626
	$7,697	$184,406	$22,169	$7,642	$221,914

Provision for litigation
Provisions for litigation in process and expected payments related to labor legal cases.
The Company is the plaintiff in an action in October 2003 against Empresa Brasileira de Infraestrutura Aeroportuária (“INFRAERO”), Brazil’s airport operator, in regards to the legality of the Additional Airport Tariffs (Adicional das Tarifas Aeroportuárias, or ATAERO), which is a 50% surcharge imposed on all airlines which fly to Brazil. Similar suits have been filed against INFRAERO by other major airline carriers. In this case, the court of first a second instance ruled in favor of INFRAERO. The Company has paid the amounts due into an escrow account and as of December 31, 2024, the aggregate amount in such account totaled $7.0 million (2023: $8.4 million).
During 2025, the Company could be required to release the escrowed fund to INFRAERO once the Company receives the formal final notification from the judge and confirmation of the amount. The Company does not, however, expect the release of such amounts could have a material impact on its financial results since these amounts already had been expensed.
Provision for return condition
For operating leases, the Company is contractually obliged to return aircraft in an agreed-upon condition. The Company accrues for return conditions related to aircraft held under operating leases throughout the duration of the lease. The Company does not plan to return aircraft in 2025.
During 2024, the Company adjusted $1.7 million of its provision for return condition due to renewals of aircraft contracts.
During 2024, the Company acquired from lessors four Boeing 737-800 NG aircraft that were part of its current fleet under operating leases. As of December 31, 2024, the provision for return condition includes $21.9 million representing the unused portion of the provision for return condition related to these aircraft.
Dismantling provision
For leases under IFRS 16 the Company recognizes a dismantling provision to estimate the costs for work required to be performed just before the redelivery of the aircraft to the lessors and which does not depend of the aircraft utilization.
As of December 31, 2024, unwinding of discount and changes in discount rate includes $4.2 million representing the unused portion of the dismantling provision related to the purchase of four leased Boeing 737-800 aircraft.
Other long-term liabilities
Other long-term liabilities include principally the provision for maintenance which mainly include the accrual of formal agreements with third parties for operational maintenance events. The cost of these agreements is billed by power by the hour and charged to the consolidated statement of profit or loss. As of December 31, 2024, the provision for maintenance amounts to $4.5 million (2023: $6.5 million) and the Company has presented the estimated balance of the current portion of this provision as “Accrued expenses payable” in the consolidated statement of financial position (see note 20).
Other long-term liabilities also include the provision for the non-compete agreement created for payment to senior management related to covenants not to compete with the Company in the future (relative to the $3.1 million trust fund). This provision is accounted for as “Other long-term employee benefits” under IAS 19R Employee benefits. The accrued amount is revalued annually using the projected benefit method as required by IAS 19R (see note 23 - Compensation of key management personnel).